Share capital	6 Months Ended
Jun. 30, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital	Share capital
ISSUED AND FULLY PAID ORDINARY SHARES OF €0.07 EACH[1]

	Number of shares			Nominal value ($ million)
	A	B	Ordinary shares	A	B	Ordinary shares	Total
At January 1, 2022	4,101,239,499	3,582,892,954		345	296		641
Repurchases of shares before assimilation	—	(34,106,548)		—	(3)		(3)
Assimilation of ordinary A and B shares into ordinary shares on January 29, 2022	(4,101,239,499)	(3,548,786,406)	7,650,025,905	(345)	(293)	638	—
Repurchases of B shares on January 27 and 28, 2022, cancelled as ordinary shares on February 2 and 3, 2022			(507,742)			—	—
Repurchases of shares after assimilation			(294,476,534)			(25)	(25)
At June 30, 2022			7,355,041,629			614	614
At January 1, 2021	4,101,239,499	3,706,183,836		345	306		651
At June 30, 2021	4,101,239,499	3,706,183,836		345	306		651
1. .Share capital at June 30, 2022 also included 50,000 issued and fully paid sterling deferred shares of £1 each.
On January 29, 2022, as part of the simplification announced on December 20, 2021, the Company's A shares and B shares assimilated into a single line of ordinary shares. This is reflected in the above table.
At Shell plc’s Annual General Meeting on May 24, 2022, the Board was authorised to allot ordinary shares in Shell plc, and to grant rights to subscribe for, or to convert, any security into ordinary shares in Shell plc, up to an aggregate nominal amount of €177 million (representing 2,530 million ordinary shares of €0.07 each), and to list such shares or rights on any stock exchange. This authority expires at the earlier of the close of business on August 24, 2023, and the end of the Annual General Meeting to be held in 2023, unless previously renewed, revoked or varied by Shell plc in a general meeting.